DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE
NOTE 18 - DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE
In the quarter ended December 31, 2022, the Group determined that Constellium Ussel S.A.S, one of the entities in the Aerospace and Transportation operating segment, met the criteria to be classified as a disposal group held for sale. As a result, the related assets and liabilities were presented as held for sale at December 31, 2022. The sale of this entity was completed in February 2023 (see NOTE 30 - Disposal of subsidiaries).
No impairment loss was recognized on the reclassification as held for sale.

	At December 31,
(in millions of Euros)	2023	2022
Assets of disposal group classified as held for sale
Cash and cash equivalents	—	1
Trade receivables and other	—	6
Inventories	—	5
Deferred tax assets	—	2
Total assets of disposal group classified as held for sale	—	14
Liabilities of disposal group classified as held for sale
Trade payables and other	—	8
Pensions and other post-employment benefit obligations	—	2
Total liabilities of disposal group classified as held for sale	—	10